Note 15 - Commitments and Contingencies, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Litigation - legal proceedings provisioned
Restricted deposits for legal proceedings and guarantees	$ 1,787	$ 1,674
Processes included in the period [Member] | Plaintiff: State Revenue Service of São Paulo
Contingencies [Line Items]
Maximum exposure for the company	956
Processes included in the period [Member] | Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin
Contingencies [Line Items]
Maximum exposure for the company	368
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: State Revenue Service of São Paulo
Contingencies [Line Items]
Maximum exposure for the company	1,254
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: State Revenue Service of Rio de Janeiro
Contingencies [Line Items]
Maximum exposure for the company	1,455
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP
Contingencies [Line Items]
Maximum exposure for the company	380
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Internal Revenue Service of Rio de Janeiro - Withholding Income Tax related to charter of vessels
Contingencies [Line Items]
Maximum exposure for the company	2,948
Possible withholding tax rate on overseas remittances for servicing chartering agreements, minimum	15.00%
Possible withholding tax rate on overseas remittances for servicing chartering agreements, Maximum	25.00%
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Rio de Janeiro state finance authorities - II and IPI Tax related to Termorio equipments
Contingencies [Line Items]
Maximum exposure for the company	356
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Federal Revenue Service - Contribution of Intervention in the Economic Domain - CIDE
Contingencies [Line Items]
Maximum exposure for the company	776
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Municipal governments of Anchieta, Aracruz, Guarapari, Itapemirim, Jaguaré, Marataízes, Serra, Vila Velha and Vitória
Contingencies [Line Items]
Maximum exposure for the company	990
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: Finance and Planning Department of the Federal District
Contingencies [Line Items]
Maximum exposure for the company	97
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: AMAR - Presidente Getúlio Vargas refinery oil spill
Contingencies [Line Items]
Maximum exposure for the company	106
Processes disclosed previously and updated to June 30, 2011 [Member] | Plaintiff: The Federal and State of Paraná Prossecutors - Presidente Getúlio Vargas refinery oil spill
Contingencies [Line Items]
Damage sought by the Plaintiff	1,176
Maximum exposure for the company	4,051
Processes for small amounts
Contingencies [Line Items]
Civil actions	89
Labor actions	587
Tax actions	898
Environmental actions	$ 120